Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Revenues:
Customers	$ 44,813	$ 42,192	$ 83,937	$ 81,415	$ 149,822	$ 154,506
Related parties	13,240	9,744	26,159	18,362	47,630	28,788
Total operating revenues	58,053	51,936	110,096	99,777	197,452	183,294
Cost of sales	39,055	35,287	73,916	68,532	136,021	127,875
Gross Profit	18,998	16,649	36,180	31,245	61,431	55,419
Operating expenses:
Selling					17,872	17,287
General and administration					16,327	10,862
Operating expenses	9,690	8,230	18,870	14,969	34,199	28,149
Operating income	9,308	8,419	17,310	16,276	27,232	27,270
Loss on change in fair value of warrant liability	(16,391)	(4,645)	(11,313)	(13,525)	(1,711)	7,626
Non-operating revenues, net	1,417	1,191	5,142	2,477	12,235	3,998
Interest expense	2,050	2,294	4,202	4,267	(8,900)	(7,886)
(Loss) Income before taxes	(7,716)	2,671	6,937	961	28,856	31,008
Income tax provision	3,631	2,263	8,403	5,234	8,538	8,696
Net (loss) income	(11,347)	408	(1,466)	(4,273)	20,318	22,312
Comprehensive (loss) income:
Net (loss) income	(11,347)	408	(1,466)	(4,273)	20,318	22,312
Foreign currency translation adjustments	(410)	2,885	(5,577)	2,709	(16,001)	(953)
Total comprehensive (loss) income	$ (11,757)	$ 3,293	$ (7,043)	$ (1,564)	$ 4,317	$ 21,359
Basic (loss) income per share (in dollars per share)	$ (0.45)	$ 0.02	$ (0.06)	$ (0.18)	$ 0.83	$ 1.08
Diluted (loss) income per share (in dollars per share)	$ (0.45)	$ 0.01	$ (0.06)	$ (0.18)	$ 0.73	$ 1.08
Basic weighted average common shares outstanding (in shares)	25,147,286	24,311,199	24,975,165	24,276,947	24,347,620	20,677,067
Diluted weighted average common shares outstanding (in shares)	25,147,286	27,986,839	24,975,165	24,276,947	27,737,679	20,714,275